Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 19,378	£ 20,795
Financial liabilities, at fair value	(6,243)	(7,469)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,867	1,677
Financial liabilities, at fair value	(352)	(49)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	209	37
Financial liabilities, at fair value	(517)	(434)
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,614	11,233
Financial liabilities, at fair value	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,375	1,291
Financial liabilities, at fair value	(10)	(8)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,773	1,383
Financial liabilities, at fair value	(711)	(615)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,211	2,362
Financial liabilities, at fair value	(1,701)	(2,858)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	111	1,513
Financial liabilities, at fair value	(91)	(1,474)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	241	290
Financial liabilities, at fair value	(820)	(603)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	977	1,009
Financial liabilities, at fair value	£ (2,041)	£ (1,428)